Note 3 - Current Projects (Details Textual) ¥ in Millions		1 Months Ended								12 Months Ended
	Jun. 26, 2015 USD ($)	Aug. 31, 2016	Nov. 30, 2015 USD ($)	Sep. 30, 2015 USD ($)	Jun. 30, 2015 USD ($)	Apr. 30, 2015 USD ($)	Oct. 31, 2014 USD ($)	Apr. 30, 2014 CNY (¥)	Aug. 31, 2009	Jun. 30, 2016 USD ($)	Jun. 30, 2015 USD ($)	Sep. 30, 2016	Jun. 30, 2016 CNY (¥)	May 31, 2016 USD ($)	May 31, 2016 CNY (¥)	Mar. 31, 2016	Apr. 30, 2014 USD ($)	Apr. 30, 2014 CNY (¥)	Jul. 31, 2006
ZZ Line of Credit Agreement [Member]
Proceeds from Lines of Credit			$ 3,900,000			$ 3,300,000	$ 3,300,000
Number of Lines of Credit							2
Repayments of Lines of Credit			$ 3,300,000			$ 3,300,000
Debt Instrument, Term								180 days
ZZ Joint Venture [Member] | Xuecheng Energy [Member]
Noncontrolling Interest, Ownership Percentage by Noncontrolling Owners																			2.40%
ZZ Joint Venture [Member] | ZZ Working Capital Loan [Member]
Proceeds from Short-term Debt				$ 3,100,000			$ 3,300,000
ZZ Joint Venture [Member] | Subsequent Event [Member]
Variable Interest Entity, Qualitative or Quantitative Information, Ownership Percentage		9.00%
ZZ Joint Venture [Member]
Equity Method Investment, Ownership Percentage												88.10%							97.60%
Synthesis Energy Systems Inc. British Virgin Islands [Member] | Rui Feng Enterprises Limited [Member] | Equity Interest in SESI [Member]
Equity Interest Percentage to Be Sold					61.00%						61.00%
Amount to Be Received for Sale of Equity					$ 10,000,000						$ 10,000,000
Number of Installment Payments					4
Sale of Stock, Consideration Received on Transaction	$ 1,600,000
Yima [Member] | Yima Joint Venture [Member]
Equity Method Investment, Ownership Percentage									75.00%
Percentage of Third Party Loan Repayment Guaranteed									50.00%
Yima Joint Venture [Member]
Duration of Business License									30 years
China Environment State Investment Co., Ltd. [Member] | CESI-SES Joint Venture Projects [Member]
Equity Method Investment, Ownership Percentage																51.00%
Lijin County Binhai New District Industrial Park [Member] | CESI-SES Joint Venture Projects [Member]
Estimated Preliminary Total Investment														$ 301,600,000	¥ 2,000.0
Hekou Blue Economy Industrial Park [Member] | CESI-SES Joint Venture Projects [Member]
Estimated Preliminary Total Investment										$ 83,000,000			¥ 550.0
Yima Joint Venture [Member]
Equity Method Investment, Ownership Percentage									25.00%
Maximum Future Ownership Interest Percentage									49.00%
Cost-method Investments, Other than Temporary Impairment										8,600,000
Cost Method Investments					$ 34,800,000					26,200,000	34,800,000
TSEC Joint Venture [Member] | Suzhou Tianwo Science and Technology Co Ltd [Member]
Equity Method Investment, Ownership Percentage																	65.00%	65.00%
Capital Contributions to Joint Venture | ¥								¥ 53.8
Additional Amount Entity is Required to Contribute Within Two Years | ¥																		¥ 46.2
Total Amount Contributed and to be Contributed to Joint Venture																	$ 15,100,000	¥ 100.0
Capital Contributions to Joint Venture, Receivable, Past Due Amounts										7,000,000			¥ 46.2
TSEC Joint Venture [Member]
Noncontrolling Interest, Ownership Percentage by Noncontrolling Owners																	35.00%	35.00%
CESI-SES Joint Venture Projects [Member]
Equity Method Investment, Ownership Percentage																49.00%
Proceeds from Lines of Credit										3,913,000	3,254,000
Proceeds from Short-term Debt											3,254,000
Repayments of Lines of Credit										3,143,000
Equity Method Investment, Net Income (Loss), Not Recognized										$ 500,000	$ 700,000